DESCRIPTION OF BUSINESS, ORGANIZATION AND BASIS OF PRESENTATION (Details) - Ronglian Yitong - CNY (¥)	1 Months Ended	12 Months Ended
	Oct. 31, 2019	Dec. 31, 2020
Exclusive Business Cooperation Agreement
Variable Interest Entity [Line Items]
Percentage of service fee on net profits		100.00%
Equity Pledge Agreement
Variable Interest Entity [Line Items]
Percentage of equity interest pledged	1.55%
Exclusive Option Agreement
Variable Interest Entity [Line Items]
Minimum value for sale of assets		¥ 500,000